Document and Entity Information - shares	12 Months Ended
	Mar. 31, 2019	Dec. 27, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	Dragon Victory International Ltd
Entity Central Index Key	0001682241
Amendment Flag	true
Amendment Description	Amendment No.1
Current Fiscal Year End Date	--03-31
Document Type	20-F/A
Document Period End Date	Mar. 31, 2019
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity Emerging Growth Company	true
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	F4
Entity File Number	001-38208
Entity Common Stock, Shares Outstanding		11,421,393